Subsequent Events (Details)	12 Months Ended			0 Months Ended
	Jun. 30, 2013	Mar. 31, 2014	Jun. 30, 2012	Oct. 14, 2013 Subsequent Event [Member] BoardMembers	Oct. 14, 2013 Subsequent Event [Member] Consulting Fees Prior To Share Exchange [Member]	Oct. 14, 2013 Subsequent Event [Member] Consulting Fees After Share Exchange [Member]	Oct. 14, 2013 Subsequent Event [Member] Shareholders And Board Of Directors [Member]	Oct. 14, 2013 Subsequent Event [Member] Employee [Member]	Oct. 14, 2013 Subsequent Event [Member] Board Members [Member] 2013 Omnibus Incentive Plan [Member]
Subsequent Events (Textual)
Number of members				3
Common stock, shares authorized	500,000,000	50,000,000	250,000,000				50,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000				1,000,000
Granted options to purchase shares of common stock								25,000	75,000
Restricted shares granted	338,368			350,000	179,638	170,632